Derivative Instruments and Other Hedging Activities - Schedule of Outstanding Derivative Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value of Derivatives
Derivative Asset	$ 30,486	$ 32,903
Derivative Liability	24,939	31,354
Notional Amount of Derivatives
Derivative assets	1,255,277	823,180
Derivative liabilities	950,105	1,062,436
Designated as Hedging Instruments
Fair Value of Derivatives
Derivative Asset	58	0
Derivative Liability	0	0
Notional Amount of Derivatives
Derivative assets	108,500	0
Derivative liabilities	0	0
Designated as Hedging Instruments | Interest Rate Contracts
Notional Amount of Derivatives
Derivative assets	108,500	0
Derivative liabilities	0	0
Designated as Hedging Instruments | Interest Rate Contracts | Other Assets
Fair Value of Derivatives
Derivative Asset	58	0
Designated as Hedging Instruments | Interest Rate Contracts | Other Liabilities
Fair Value of Derivatives
Derivative Liability	0	0
Not Designated as Hedging Instruments
Fair Value of Derivatives
Derivative Asset	30,428	32,903
Derivative Liability	24,939	31,354
Notional Amount of Derivatives
Derivative assets	1,146,777	823,180
Derivative liabilities	950,105	1,062,436
Not Designated as Hedging Instruments | Interest Rate Contracts
Notional Amount of Derivatives
Derivative assets	590,334	444,703
Derivative liabilities	590,334	444,703
Not Designated as Hedging Instruments | Interest Rate Contracts | Other Assets
Fair Value of Derivatives
Derivative Asset	18,077	15,434
Not Designated as Hedging Instruments | Interest Rate Contracts | Other Liabilities
Fair Value of Derivatives
Derivative Liability	18,077	15,434
Not Designated as Hedging Instruments | Foreign Exchange Contracts
Notional Amount of Derivatives
Derivative assets	4,392	0
Derivative liabilities	4,392	0
Not Designated as Hedging Instruments | Foreign Exchange Contracts | Other Assets
Fair Value of Derivatives
Derivative Asset	156	0
Not Designated as Hedging Instruments | Foreign Exchange Contracts | Other Liabilities
Fair Value of Derivatives
Derivative Liability	134	0
Not Designated as Hedging Instruments | Forward Sales Contracts
Notional Amount of Derivatives
Derivative assets	223,841	15,897
Derivative liabilities	173,430	391,992
Not Designated as Hedging Instruments | Forward Sales Contracts | Other Assets
Fair Value of Derivatives
Derivative Asset	1,588	25
Not Designated as Hedging Instruments | Forward Sales Contracts | Other Liabilities
Fair Value of Derivatives
Derivative Liability	474	2,556
Not Designated as Hedging Instruments | Written and Purchased Options
Notional Amount of Derivatives
Derivative assets	328,210	362,580
Derivative liabilities	181,949	225,741
Not Designated as Hedging Instruments | Written and Purchased Options | Other Assets
Fair Value of Derivatives
Derivative Asset	10,607	17,444
Not Designated as Hedging Instruments | Written and Purchased Options | Other Liabilities
Fair Value of Derivatives
Derivative Liability	$ 6,254	$ 13,364